Investment securities	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investment securities	Investment securities:
The following tables summarize the amortized cost, allowance for credit losses and fair value of the available-for-sale debt securities and the corresponding amounts of unrealized gains and losses recognized in accumulated other comprehensive income at December 31, 2020 and 2019:

	December 31, 2020
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Allowance for credit losses for investments	Fair Value
Investment Securities
Available-for-sale debt securities
U.S. government agency securities	$2,000	$3	$—	$—	$2,003
Mortgage-backed securities - residential	760,099	14,040	(803)	—	773,336
Mortgage-backed securities - commercial	20,226	1,362	—	—	21,588
States and political subdivisions	336,543	19,806	(20)	—	356,329
U.S. Treasury securities	16,480	148	—	—	16,628
Corporate securities	2,500	17	(1)	—	2,516
Total	$1,137,848	$35,376	$(824)	$—	$1,172,400

	December 31, 2019
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair Value
Investment Securities
Available-for-sale debt securities
Mortgage-backed securities - residential	$474,144	$4,829	$(1,661)	$477,312
Mortgage-backed securities - commercial	12,957	407	—	13,364
States and political subdivisions	181,178	8,287	(230)	189,235
U.S. Treasury securities	7,426	22	—	7,448
Corporate securities	1,000	22	—	1,022
Total	$676,705	$13,567	$(1,891)	$688,381
The components of amortized cost for debt securities on the consolidated balance sheets excludes accrued interest receivable since the Company elected to present accrued interest receivable separately on the consolidated balance sheets. As of December 31, 2020 and 2019, total accrued interest receivable on debt securities was $4,540 and $2,843, respectively.
As of December 31, 2020 and 2019, the Company had $4,591 and $3,295, respectively, in marketable equity securities recorded at fair value, respectively.
Securities pledged at December 31, 2020 and 2019 had carrying amounts of $804,821 and $373,674, respectively, and were pledged to secure a Federal Reserve Bank line of credit, public deposits and repurchase agreements.
There were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders' equity during any period presented.
At December 31, 2020 and December 31, 2019, there were no trade date payables that related to purchases settled after period end.

The amortized cost and fair value of debt securities by contractual maturity at December 31, 2020 and December 31, 2019 are shown below. Maturities may differ from contractual maturities in mortgage-backed securities because the mortgage underlying the security may be called or repaid without any penalties. Therefore, mortgage-backed securities are not included in the maturity categories in the following maturity summary.

	December 31,		December 31,
	2020		2019
	Available-for-sale		Available-for-sale
	Amortized cost	Fair value	Amortized cost	Fair value
Due in one year or less	$35,486	$35,662	$1,148	$1,152
Due in one to five years	24,278	24,684	11,553	11,676
Due in five to ten years	40,038	41,332	18,287	18,887
Due in over ten years	257,721	275,798	158,616	165,990
	357,523	377,476	189,604	197,705
Mortgage-backed securities - residential	760,099	773,336	474,144	477,312
Mortgage-backed securities - commercial	20,226	21,588	12,957	13,364
Total debt securities	$1,137,848	$1,172,400	$676,705	$688,381
Sales and other dispositions of available-for-sale securities were as follows:

	Year Ended December 31,
	2020	2019	2018
Proceeds from sales	$146,494	$24,498	$2,742
Proceeds from maturities, prepayments and calls	220,549	113,018	73,066
Gross realized gains	1,606	7	9
Gross realized losses	271	98	44
Additionally, net unrealized gains on equity securities of $296 and $148 were recognized in the years ended December 31, 2020 and 2019, respectively.
The following tables show gross unrealized losses for which an allowance for credit losses has not been recorded at December 31, 2020 and December 31, 2019, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2020
	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. government agency securities	$—	$—	$—	$—	$—	$—
Mortgage-backed securities - residential	182,012	(803)	—	—	182,012	(803)
States and political subdivisions	3,184	(20)	—	—	3,184	(20)
Corporate securities	499	(1)	—	—	499	(1)
Total	$185,695	$(824)	$—	$—	$185,695	$(824)

	December 31, 2019
	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized loss
Mortgage-backed securities - residential	$47,641	$(164)	$175,730	$(1,497)	$223,371	$(1,661)
States and political subdivisions	15,433	(230)	—	—	15,433	(230)
Total	$63,074	$(394)	$175,730	$(1,497)	$238,804	$(1,891)
As of December 31, 2020 and December 31, 2019, the Company’s securities portfolio consisted of 514 and 365 securities, 16 and 58 of which were in an unrealized loss position, respectively.
As of December 31, 2020, Company evaluated available-for-sale debt securities with unrealized losses for expected credit loss and recorded no allowance for credit loss as the majority of the investment portfolio was either government guaranteed or an issuance of a government sponsored entity, was highly rated by major credit rating agencies and have a long history of zero losses. As such, no provision for credit losses was recorded during the year ended December 31, 2020.Prior to the adoption of ASC 326, the Company evaluated available-for-sale debt securities with unrealized losses for OTTI and recorded no OTTI for the year ended December 31, 2019.